UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                    -----------

                           The Gabelli Value Fund Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.
                                                              [GRAPHIC OMITTED]
                                                                 MARIO GABELLI
THE
GABELLI
VALUE
FUND
INC.



                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                           THE GABELLI VALUE FUND INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2004

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

     Through most of the first ten months of 2004, it appeared equity investors wouldn't be experiencing a very merry Christmas. Then a strong, broad-based market rally that began in late October and extended through the end of the year put everyone in a festive mood. We are pleased to report that for the full year 2004, the Gabelli Value Fund gained 12.78% compared to the Dow Jones Industrial Average's 5.4% gain and the S&P 500's 10.87% advance. In this context, we note that the Gabelli Value Fund outpaced the broad benchmarks for the one, three, five and ten year and since inception periods.

     Equity investors spent most of the first ten months of 2004 finding things to worry about. Early in the year it was the economy, as anemic job growth caused investors to question the strength and endurance of the recovery. As we headed into the spring it was interest rates, as surprisingly strong March employment data convinced investors the Federal Reserve would soon begin tightening. From July through October, it was back to the economy, which stalled suddenly in the summer and remained soft through the early fall. Throughout this period, rapidly rising oil prices and uncertainty created by what appeared to be a "too close to call" presidential election also undermined investor confidence.

     Late in October, the market started to improve. Oil prices declined significantly and the economy regained momentum. The conclusive Republican victory eliminated uncertainty regarding government policies on certain issues. Investors focused on the positives -- a sturdy economy and respectable corporate earnings growth -- and stocks took off. Through the end of October, 2004, the Dow Jones Industrials and NASDAQ Composite were down -2.4% and -1.42% respectively and the S&P 500 was up 3.06%. At the end of 2004, the DJIA had gained 5.4%, the NASDAQ Composite was up 8.59%, and the S&P 500 had advanced 10.87% for the year.

     Homebuilders Southern Energy Homes, Nobility Homes, and Cavalier Homes finished near the top of our portfolio rankings this year. Gaming/hospitality companies MGM Mirage, Starwood Hotels and Resorts, and Mandalay Resort Group were also stellar performers. Real estate development company St. Joe (the largest private landholder in Florida) and auto parts manufacturer Tenneco Automotive made substantial performance contributions. The letter G stood for good this year, with GenCorp, Gaylord, Greif, Grupo Televisa, and Genuine Parts posting Good with a capital G returns.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
  THE GABELLI VALUE FUND, THE CONSUMER PRICE INDEX + 10% AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

       Gabelli Value Fund (Class A Shares)   S&P 500 Index     Consumer Price Index + 10%
9/29/89            9,450                        10,000                   10,000
12/31/89           9,648                        10,205                   11,460
12/31/90           9,109                         9,888                   13,305
12/31/91          10,505                        12,893                   15,048
12/31/92          11,838                        13,875                   16,989
12/31/93          16,508                        15,270                   19,147
12/31/94          16,508                        15,470                   21,578
12/31/95          20,214                        21,277                   24,276
12/31/96          21,980                        26,160                   27,504
12/31/97          32,581                        34,884                   30,723
12/31/98          40,150                        44,860                   34,286
12/31/99          52,966                        54,295                   38,641
12/31/00          48,808                        49,354                   43,819
12/31/01          51,453                        43,491                   48,902
12/31/02          43,247                        33,884                   54,965
12/31/03          57,029                        43,598                   61,506
12/31/04          64,346                        48,337                   69,686


* INCLUDES EFFECT OF MAXIMUM SALES CHARGE OF 5.5%.

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLES AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                               AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
                               ----------------------------------------------------
                                                                                                            Since
                                                                                                          Inception
                                       QUARTER      1 YEAR        3 YEAR       5 YEAR       10 YEAR       (9/29/89)
                                       -------      ------        ------       ------       -------       ---------
  GABELLI VALUE FUND CLASS A .........  13.41%      12.78%         7.72%        3.96%        14.57%         13.38%
                                         7.17(B)     6.55(B)       5.70(B)      2.79(B)      13.92(B)       12.97(B)
  S&P 500 Index ......................   9.23       10.87          3.58        (2.30)        12.07          10.89
  Dow Jones Industrial Average .......   7.62        5.40          4.73         0.70         13.13          12.19
  Nasdaq Composite Index .............  14.69        8.59          3.71       (11.77)        11.21          10.52
  Class B ............................  13.23       12.00          6.92         3.20         14.15          13.11
                                         8.23(c)     7.00(c)       6.04(c)      2.85(c)      14.15(c)       13.11(c)
  Class C ............................  13.22       11.93          6.91         3.26         14.18          13.13
                                        12.22(c)    10.93(c)       6.91(c)      3.26(c)      14.18(c)       13.13(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE CLASS A SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.5% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------
                                        2

     Our substantial commitment to ad supported media companies was counterproductive in 2004. In general, media stocks were victims of expectations. The consensus (including us) anticipated a substantial increase in ad spending resulting from the strong economy and further enhanced by the summer Olympics and hotly contested presidential and congressional elections. This unfolded as anticipated, but was already fully discounted in stock prices, and therefore failed to excite investors. We also expected increased deal activity to surface value. This failed to materialize. Broadcasters were awful performers, and following their excellent performance in 2003, newspaper publishers produced lackluster returns.

     Specifically, advertising supported media holdings ranging from small group broadcasters such as Paxson Communications and Young Broadcasting to newspaper publishers New York Times and Belo to diversified media giants Viacom and Tribune disappointed. Additionally, pharmaceuticals industry investments such as Merck, Pfizer, and Eli Lilly also penalized returns.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

     Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

GABELLI VALUE FUND

Entertainment ..............................     18.0%
Publishing .................................     11.8%
Cable and Satellite ........................      7.7%
Telecommunications .........................      6.3%
Food and Beverage ..........................      5.8%
Hotels and Gaming ..........................      5.7%
Diversified Industrial .....................      4.5%
Automotive: Parts and Accessories ..........      3.9%
Consumer Products ..........................      3.2%
Wireless Communications ....................      3.1%
Retail .....................................      3.0%
Financial Services .........................      2.7%
Broadcasting ...............................      2.7%
Metals and Mining ..........................      2.6%
Equipment and Supplies .....................      2.2%
Electronics ................................      2.2%
Communications Equipment ...................      2.2%
Environmental Services .....................      2.0%
Agriculture ................................      1.7%
Energy and Utilities .......................      1.6%
Aviation: Parts and Services ...............      1.6%
Specialty Chemicals ........................      1.3%
Business Services ..........................      1.2%
Consumer Services ..........................      1.0%
Machinery ..................................      0.7%
Manufactured Housing .......................      0.5%
Health Care ................................      0.5%
Aerospace ..................................      0.4%
Real Estate ................................      0.3%
Other Assets and Liabilities - Net .........     (0.4)%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

     We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

     ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                    Beginning        Ending       Annualized    Expenses
                  Account Value   Account Value    Expense    Paid During
                      7/1/04        12/31/04         Ratio       Period*
--------------------------------------------------------------------------------
GABELLI VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A             $1,000.00       $1,100.80        1.38%       $ 7.29
Class B             $1,000.00       $1,096.80        2.13%       $11.23
Class C             $1,000.00       $1,096.70        2.13%       $11.23

HYPOTHETICAL 5% RETURN
Class A             $1,000.00       $1,018.20        1.38%       $ 7.00
Class B             $1,000.00       $1,014.43        2.13%       $10.79
Class C             $1,000.00       $1,014.43        2.13%       $10.79

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                 MARKET
        SHARES                                   COST            VALUE
        ------                                   ----            ------

                COMMON STOCKS -- 100.4%
                AEROSPACE -- 0.4%
         1,000  Lockheed Martin Corp. ..... $     25,800  $       55,550
       100,000  Northrop Grumman Corp. ....    4,692,374       5,436,000
                                            ------------  --------------
                                               4,718,174       5,491,550
                                            ------------  --------------
                AGRICULTURE -- 1.7%
       940,000  Archer-Daniels-Midland Co.    11,146,680      20,971,400
        25,000  Mosaic Co.+ ...............      309,130         408,000
                                            ------------  --------------
                                              11,455,810      21,379,400
                                            ------------  --------------
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
        38,000  China Yuchai International
                  Ltd.+ ...................      300,576         504,640
     1,100,000  Dana Corp. ................   19,003,327      19,063,000
       250,000  Genuine Parts Co. .........    6,600,695      11,015,000
       152,400  Modine Manufacturing Co. ..    4,246,076       5,146,548
       325,000  Navistar International Corp.+  8,603,595      14,293,500
                                            ------------  --------------
                                              38,754,269      50,022,688
                                            ------------  --------------
                AVIATION: PARTS AND SERVICES -- 1.6%
        20,000  Curtiss-Wright Corp., Cl. B      509,924       1,125,200
       370,000  Fairchild Corp., Cl. A+ ...    3,136,015       1,365,300
       660,000  GenCorp Inc. ..............    6,756,288      12,256,200
        72,000  Sequa Corp., Cl. A+ .......    2,608,933       4,402,800
        33,000  Sequa Corp., Cl. B+ .......    1,673,268       2,037,750
                                            ------------  --------------
                                              14,684,428      21,187,250
                                            ------------  --------------
                BROADCASTING -- 2.7%
       189,100  Gray Television Inc. ......    2,642,914       2,931,050
       705,000  Liberty Corp. .............   30,557,682      30,991,800
       100,000  Young Broadcasting Inc.,
                  Cl. A+ ..................    1,613,556       1,056,000
                                            ------------  --------------
                                              34,814,152      34,978,850
                                            ------------  --------------
                BUSINESS SERVICES -- 1.2%
       620,000  Cendant Corp. .............    5,805,201      14,495,600
        17,800  ChoicePoint Inc.+ .........      605,878         818,622
        30,000  Nashua Corp.+ .............      258,768         340,800
                                            ------------  --------------
                                               6,669,847      15,655,022
                                            ------------  --------------
                CABLE AND SATELLITE -- 7.7%
       140,000  Adelphia Communications Corp.,
                  Cl. A+ ..................      152,325          53,900
     2,680,000  Cablevision Systems Corp.,
                  Cl. A+ ..................   31,591,721      66,732,000
        80,000  Charter Communications Inc.,
                  Cl. A+ ..................      355,504         179,200
       300,000  Comcast Corp., Cl. A+ .....    7,585,400       9,984,000
       370,000  DIRECTV Group Inc.+ .......    6,960,889       6,193,800
       110,000  EchoStar Communications
                  Corp., Cl. A ............    3,458,613       3,656,400
       270,000  Liberty Media International Inc.,
                  Cl. A+ ..................    8,539,559      12,482,100
                                            ------------  --------------
                                              58,644,011      99,281,400
                                            ------------  --------------

                                                                 MARKET
        SHARES                                   COST            VALUE
        ------                                   ----            ------

                COMMUNICATIONS EQUIPMENT -- 2.2%
       700,000  Agere Systems Inc., Cl. B+  $  1,593,286  $      945,000
       750,000  Corning Inc.+ .............    6,444,590       8,827,500
       900,000  Lucent Technologies Inc.+ .    4,012,416       3,384,000
       645,000  Motorola Inc. .............    7,122,959      11,094,000
       900,000  Nortel Networks Corp.+ ....    4,447,499       3,141,000
        40,000  Scientific-Atlanta Inc. ...      370,950       1,320,400
                                            ------------  --------------
                                              23,991,700      28,711,900
                                            ------------  --------------
                CONSUMER PRODUCTS -- 3.2%
         5,000  Colgate-Palmolive Co. .....      251,350         255,800
       240,000  Energizer Holdings Inc.+ ..    4,743,310      11,925,600
        95,000  Gallaher Group plc, ADR ...    2,409,090       5,767,450
           500  Givaudan SA ...............      135,439         329,346
       155,000  Hartmarx Corp.+ ...........      804,669       1,204,350
        33,000  National Presto
                  Industries Inc. .........    1,052,508       1,501,500
       200,000  Pactiv Corp.+ .............    1,943,861       5,058,000
       909,000  Swedish Match AB ..........    9,445,940      10,532,549
       150,000  Wolverine World
                  Wide Inc. ...............    1,968,117       4,713,000
                                            ------------  --------------
                                              22,754,284      41,287,595
                                            ------------  --------------
                CONSUMER SERVICES -- 1.0%
       265,000  IAC/InterActiveCorp+ ......    4,590,189       7,319,300
       237,000  Rollins Inc. ..............    2,657,725       6,237,840
                                            ------------  --------------
                                               7,247,914      13,557,140
                                            ------------  --------------
                DIVERSIFIED INDUSTRIAL -- 4.5%
        50,000  Ampco-Pittsburgh Corp. ....      250,018         730,000
       350,000  Cooper Industries Ltd.,
                  Cl. A ...................   19,060,863      23,761,500
       300,000  Crane Co. .................    7,946,332       8,652,000
        50,000  Harbor Global Co. Ltd.+ ...      133,471         465,000
       500,000  Honeywell
                International Inc. ........   16,238,141      17,705,000
        60,000  ITT Industries Inc. .......    3,764,171       5,067,000
       244,000  Katy Industries Inc.+ .....    2,125,720       1,263,920
       109,200  Lamson & Sessions Co.+ ....      743,805         993,720
        60,000  WHX Corp.+ ................      189,508          69,000
                                            ------------  --------------
                                              50,452,029      58,707,140
                                            ------------  --------------
                ELECTRONICS -- 2.2%
        50,000  Freescale Semiconductor
                  Inc., Cl. B+ ............      551,773         918,000
       235,000  Texas Instruments Inc. ....    6,053,877       5,785,700
        65,000  Thermo Electron Corp.+ ....    1,249,065       1,962,350
       650,000  Thomas & Betts Corp.+ .....   13,021,825      19,987,500
         5,000  Tyco International Ltd. ...       58,995         178,700
                                            ------------  --------------
                                              20,935,535      28,832,250
                                            ------------  --------------


                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                 MARKET
        SHARES                                   COST            VALUE
        ------                                   ----            ------

                COMMON STOCKS (CONTINUED)
                ENERGY AND UTILITIES -- 1.6%
        10,000  Allegheny Energy Inc.+ .... $    123,486  $      197,100
       100,000  ConocoPhillips ............    5,564,478       8,683,000
        60,000  Kerr-McGee Corp. ..........    2,914,088       3,467,400
       200,000  Mirant Corp.+ .............       61,000          77,000
       360,000  Northeast Utilities .......    6,727,890       6,786,000
        80,000  Southwest Gas Corp. .......    1,587,818       2,032,000
                                            ------------  --------------
                                              16,978,760      21,242,500
                                            ------------  --------------
                ENTERTAINMENT -- 18.0%
        60,000  Dover Motorsports Inc. ....      309,314         343,800
       100,000  Fox Entertainment Group Inc.,
                  Cl. A+ ..................    2,911,603       3,126,000
       214,000  GC Companies Inc.+(a) .....      233,260         184,040
     1,400,000  Gemstar-TV Guide
                International Inc.+ .......    8,213,871       8,288,000
       144,000  Grupo Televisa SA, ADR ....    4,820,247       8,712,000
     4,320,000  Liberty Media Corp., Cl. A+   34,375,242      47,433,600
       450,000  The Walt Disney Co. .......   10,775,816      12,510,000
     1,405,000  Time Warner Inc.+ .........   21,102,281      27,313,200
     2,690,000  Viacom Inc., Cl. A ........   61,372,310      99,745,200
       800,000  Vivendi Universal SA, ADR+    14,729,992      25,656,000
        40,000  World Wrestling
                  Entertainment Inc. ......      424,503         485,200
                                            ------------  --------------
                                             159,268,439     233,797,040
                                            ------------  --------------
                ENVIRONMENTAL SERVICES -- 2.0%
        80,000  Allied Waste Industries Inc.+    725,239         742,400
       260,000  Republic Services Inc. ....    4,733,105       8,720,400
       560,000  Waste Management Inc. .....   12,905,572      16,766,400
                                            ------------  --------------
                                              18,363,916      26,229,200
                                            ------------  --------------
                EQUIPMENT AND SUPPLIES -- 2.2%
       210,000  CIRCOR International Inc. .    2,325,092       4,863,600
       330,000  Flowserve Corp.+ ..........    5,233,003       9,088,200
       115,000  Gerber Scientific Inc.+ ...      803,697         875,150
       250,000  GrafTech
                  International Ltd.+ .....    3,211,823       2,365,000
       366,600  Watts Water Technologies
                  Inc., Cl. A .............    4,695,846      11,819,184
                                            ------------  --------------
                                              16,269,461      29,011,134
                                            ------------  --------------
                FINANCIAL SERVICES -- 2.7%
       540,300  American Express Co. ......   20,217,599      30,456,711
        28,000  Deutsche Bank AG, ADR .....    1,639,082       2,492,280
        45,000  Janus Capital Group Inc. ..      636,350         756,450
       140,000  Phoenix Companies Inc. ....    1,652,610       1,750,000
                                            ------------  --------------
                                              24,145,641      35,455,441
                                            ------------  --------------

                                                                 MARKET
        SHARES                                   COST            VALUE
        ------                                   ----            ------

                FOOD AND BEVERAGE -- 5.8%
        90,000  Corn Products
                  International Inc. ...... $  2,146,275  $    4,820,400
       180,000  Del Monte Foods Co.+ ......    1,384,707       1,983,600
       220,000  Diageo plc, ADR ...........    8,443,826      12,733,600
       425,000  Flowers Foods Inc. ........    4,061,225      13,421,500
        90,000  Fomento Economico Mexicano
                  SA de CV, ADR ...........    3,214,381       4,734,900
       240,000  Heinz (H.J.) Co. ..........    8,470,389       9,357,600
         2,000  Hershey Foods Corp. .......       62,981         111,080
       125,000  Kerry Group plc, Cl. A ....    1,419,441       3,015,829
     1,130,000  PepsiAmericas Inc. ........   15,980,379      24,001,200
        14,000  Wrigley (Wm.) Jr. Co. .....      831,443         968,660
                                            ------------  --------------
                                              46,015,047      75,148,369
                                            ------------  --------------
                HEALTH CARE -- 0.5%
        45,000  IVAX Corp.+ ...............      416,457         711,900
        25,000  Sola International Inc.+ ..      279,854         688,500
       130,000  Sybron Dental
                 Specialties Inc.+ ........    2,410,646       4,599,400
                                            ------------  --------------
                                               3,106,957       5,999,800
                                            ------------  --------------
                HOTELS AND GAMING -- 5.7%
       500,000  Aztar Corp.+ ..............    4,142,742      17,460,000
        66,494  Dover Downs Gaming &
                Entertainment Inc. ........      708,218         871,072
       235,000  Gaylord Entertainment Co.+     6,682,147       9,759,550
     4,000,000  Hilton Group plc ..........   14,922,862      21,848,473
       800,000  Hilton Hotels Corp. .......    7,211,142      18,192,000
        50,000  Kerzner International Ltd.+    2,713,902       3,002,500
         1,200  Las Vegas Sands Corp.+ ....       34,800          57,600
        45,000  MGM Mirage+ ...............    2,034,207       3,273,300
                                            ------------  --------------
                                              38,450,020      74,464,495
                                            ------------  --------------
                MACHINERY -- 0.7%
       150,000  CNH Global NV .............    2,885,139       2,905,500
        74,000  Deere & Co. ...............    2,614,262       5,505,600
                                            ------------  --------------
                                               5,499,401       8,411,100
                                            ------------  --------------
                MANUFACTURED HOUSING -- 0.5%
       590,000  Champion Enterprises Inc.+     5,975,835       6,973,800
                                            ------------  --------------
                METALS AND MINING -- 2.6%
       320,000  Barrick Gold Corp. ........    2,998,415       7,750,400
       124,000  Kinross Gold Corp.+ .......    1,145,502         872,960
       465,000  Newmont Mining Corp. ......    8,835,385      20,650,650
       215,000  Placer Dome Inc. ..........    2,020,400       4,054,900
                                            ------------  --------------
                                              14,999,702      33,328,910
                                            ------------  --------------


                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                 MARKET
        SHARES                                   COST            VALUE
        ------                                   ----            ------

                COMMON STOCKS (CONTINUED)
                PUBLISHING -- 11.8%
       200,000  Belo Corp., Cl. A ......... $  3,460,783  $    5,248,000
     1,333,000  Media General Inc., Cl. A .   26,206,780      86,391,730
        90,000  Meredith Corp. ............    1,800,032       4,878,000
       980,000  News Corp., Cl. A .........   14,687,444      18,286,800
       510,000  PRIMEDIA Inc.+ ............    1,636,557       1,938,000
       430,000  Reader's Digest
                Association Inc. ..........    7,264,665       5,981,300
       330,000  Scripps (E.W.) Co., Cl. A .   11,186,393      15,932,400
       340,000  Tribune Co. ...............   14,154,575      14,327,600
                                            ------------  --------------
                                              80,397,229     152,983,830
                                            ------------  --------------
                REAL ESTATE -- 0.3%
       135,000  Griffin Land &
                  Nurseries Inc.+ .........    1,588,939       3,476,250
                                            ------------  --------------
                RETAIL -- 3.0%
       160,000  Albertson's Inc. ..........    3,827,968       3,820,800
       500,000  AutoNation Inc.+ ..........    4,066,547       9,605,000
        20,000  Burlington Coat Factory
                Warehouse Corp. ...........      299,506         454,000
       130,000  Ingles Markets Inc., Cl. A     1,562,909       1,610,700
       255,000  Neiman Marcus Group Inc.,
                Cl. B .....................    6,720,675      17,034,000
       350,000  Safeway Inc.+ .............    7,617,960       6,909,000
                                            ------------  --------------
                                              24,095,565      39,433,500
                                            ------------  --------------
                SPECIALTY CHEMICALS -- 1.3%
       200,000  Ferro Corp. ...............    4,260,337       4,638,000
       730,000  Hercules Inc.+ ............   11,105,798      10,840,500
        45,000  Sensient Technologies Corp.      929,399       1,079,550
                                            ------------  --------------
                                              16,295,534      16,558,050
                                            ------------  --------------
                TELECOMMUNICATIONS -- 6.3%
       240,000  AT&T Corp. ................    6,460,027       4,574,400
        25,000  CenturyTel Inc. ...........      627,467         886,750
     1,100,000  Cincinnati Bell Inc.+ .....    6,400,376       4,565,000
       186,200  Commonwealth Telephone
                Enterprises Inc.+ .........    4,024,436       9,246,692
     2,000,000  Qwest Communications
                International Inc.+ .......    6,009,166       8,880,000
       540,000  Rogers Communications Inc.,
                Cl. B .....................    5,920,834      14,121,000
     1,600,000  Sprint Corp. ..............   25,320,928      39,760,000
                                            ------------  --------------
                                              54,763,234      82,033,842
                                            ------------  --------------

                                                                 MARKET
        SHARES                                   COST            VALUE
        ------                                   ----            ------
              TRANSPORTATION -- 0.0%
     100,000  Grupo TMM SA,
                Cl. A, ADR+ ............... $    791,180  $      366,000
                                            ------------  --------------
              WIRELESS COMMUNICATIONS -- 3.1%
     600,000  Telecom Italia Mobile SpA ...    3,856,604       4,485,524
     460,000  Telephone & Data
                Systems Inc. ..............   19,357,981      35,397,000
                                            ------------  --------------
                                              23,214,585      39,882,524
                                            ------------  --------------
                TOTAL COMMON STOCKS .......  845,341,598   1,303,887,970
                                            ------------  --------------
              TOTAL
                INVESTMENTS -- 100.4% ..... $845,341,598   1,303,887,970
                                            ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.4)%    (5,828,988)
                                                          --------------
              NET ASSETS -- 100.0%                        $1,298,058,982
                                                          ==============
----------
              For Federal tax purposes:
              Aggregate cost ..........................   $  852,976,796
                                                          ==============
              Gross unrealized appreciation ...........   $  473,364,205
              Gross unrealized depreciation ...........      (22,453,031)
                                                          --------------
              Net unrealized appreciation (depreciation)  $  450,911,174
                                                          ==============
----------
(a)   Security  fair  valued  under  procedures  established  by  the  Board  of
      Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2004, the market value of fair valued securities amounted to $184,040 or 0.01% of total net assets.
+     Non-income producing security.
ADR - American Depository Receipt.


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $845,341,598) . $1,303,887,970
  Receivable for investments sold ...........      1,906,739
  Dividends and interest receivable .........      1,069,893
  Receivable for Fund shares sold ...........        555,123
  Other assets ..............................         45,265
                                              --------------
  TOTAL ASSETS ..............................  1,307,464,990
                                              --------------
LIABILITIES:
  Payable to custodian ......................      5,553,739
  Payable for Fund shares redeemed ..........      1,943,776
  Payable for investment advisory fees ......      1,088,598
  Payable for distribution fees .............        295,184
  Payable for shareholder service fees ......        282,786
  Payable for shareholder communication fees         174,350
  Other accrued expenses ....................         67,575
                                              --------------
  TOTAL LIABILITIES .........................      9,406,008
                                              --------------
  NET ASSETS applicable to 66,656,293
    shares outstanding ...................... $1,298,058,982
                                              ==============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ........ $       66,656
  Additional paid-in capital ................    846,715,998
  Accumulated net realized loss on investments,
    foreign currency and short sale transactions (7,270,349) Net unrealized appreciation on investments
    and foreign currency translations .......    458,546,677
                                              --------------
  NET ASSETS ................................ $1,298,058,982
                                              ==============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,261,293,477 / 64,699,922 shares
    outstanding; 150,000,000 shares
    authorized of $0.001 par value) .........         $19.49
                                                      ======
  Maximum offering price per share (NAV / 0.945,
    based on maximum sales charge of 5.50%
    of the offering price) ..................         $20.62
                                                      ======
  CLASS B:
  Net Asset Value and offering price per
    share ($20,365,929 / 1,084,136 shares
    outstanding; 100,000,000 shares authorized
    of $0.001 par value) ....................         $18.79(a)
                                                      ======
  CLASS C:
  Net Asset Value and offering price per
    share ($16,399,576 / 872,235 shares
    outstanding; 50,000,000 shares authorized
    of $0.001 par value) ....................         $18.80(a)
                                                      ======

----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $108,490)  $ 15,869,806
  Interest ....................................      248,967
                                                ------------
  TOTAL INVESTMENT INCOME .....................   16,118,773
                                                ------------
EXPENSES:
  Investment advisory fees ....................   12,618,466
  Distribution fees -- Class A ................    3,066,468
  Distribution fees -- Class B ................      199,378
  Distribution fees -- Class C ................      153,216
  Shareholder services fees ...................      939,394
  Shareholder communications expenses .........      325,627
  Custodian fees ..............................      147,453
  Legal and audit fees ........................       75,783
  Directors' fees .............................       72,000
  Registration fees ...........................       33,377
  Interest expense ............................        8,350
  Miscellaneous expenses ......................      130,968
                                                ------------
  TOTAL EXPENSES ..............................   17,770,480
                                                ------------
  NET INVESTMENT LOSS .........................   (1,651,707)
                                                ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS
  AND SECURITIES SOLD SHORT TRANSACTIONS:
  Net realized gain on investments and
    short sale transactions ...................   51,954,096
  Net realized gain on foreign
    currency transactions .....................       26,406
  Net change in unrealized appreciation
    on investments, foreign currency
    and short sale transactions ...............   99,431,427
                                                ------------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS, FOREIGN CURRENCY
    AND SHORT SALE TRANSACTIONS ...............  151,411,929
                                                ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................... $149,760,222
                                                ============

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED              YEAR ENDED
                                                                                    DECEMBER 31, 2004      DECEMBER 31, 2003
                                                                                    -----------------      -----------------
OPERATIONS:
  Net investment loss ..........................................................     $   (1,651,707)        $   (4,069,919)
  Net realized gain on investments, foreign currency and short sale transactions         51,980,502             21,249,781
  Net change in unrealized appreciation/depreciation of investments, foreign
    currency and short sale transactions .......................................         99,431,427            299,457,722
                                                                                     --------------         --------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................................................        149,760,222            316,637,584
                                                                                     --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class A ....................................................................        (48,418,476)           (16,651,715)
    Class B ....................................................................           (811,174)              (245,625)
    Class C ....................................................................           (652,108)              (204,547)
                                                                                     --------------         --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................        (49,881,758)           (17,101,887)
                                                                                     --------------         --------------
CAPITAL SHARE TRANSACTIONS
  Class A ......................................................................        (91,936,401)           (61,554,611)
  Class B ......................................................................          1,041,509              3,751,819
  Class C ......................................................................            368,973              3,944,812
                                                                                     --------------         --------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................        (90,525,919)           (53,857,980)
                                                                                     --------------         --------------
  REDEMPTION FEES ..............................................................              5,857                     --
                                                                                     --------------         --------------
  NET INCREASE IN NET ASSETS ...................................................          9,358,402            245,677,717
NET ASSETS:
  Beginning of period ..........................................................      1,288,700,580          1,043,022,863
                                                                                     --------------         --------------
  End of period ................................................................     $1,298,058,982         $1,288,700,580
                                                                                     ==============         ==============


                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION   OF  NET  ASSET  VALUE  AND  CALCULATION  OF  EXPENSES.   Certain
administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $1,651,707 and increase accumulated net realized loss on investments by $1,651,707.

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:
                                              YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 2004    DECEMBER 31, 2003
                                          -----------------    -----------------
    DISTRIBUTIONS PAID FROM:
    Ordinary income (inclusive of short
      term capital gains) ..............    $ 1,627,581                    --
    Net long term capital gains ........     48,254,177           $17,101,887
                                            -----------           -----------
    Total distributions paid ...........    $49,881,758           $17,101,887
                                            ===========           ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Undistributed long term capital gains ....................   $    364,850
    Net unrealized appreciation on investments and
      foreign currency .......................................    450,911,478
                                                                 ------------
    Total accumulated gain ...................................   $451,276,328
                                                                 ============

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $143,812,102 and $226,014,258, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $561,107 to Gabelli & Company. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $212,012 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. CAPITAL STOCK TRANSACTIONS. The Fund offers three classes of shares -- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

Effective November 1, 2004, the Fund imposed a redemption fee of 2.00% on Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $5,857.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                            DECEMBER 31, 2004                DECEMBER 31, 2003
                                                      ---------------------------      ----------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                      -----------    ------------      -----------    -------------
                                                                CLASS A                          CLASS A
                                                      ---------------------------      ----------------------------
Shares sold .........................................   6,030,365    $110,732,311        9,723,938    $ 147,718,210
Shares issued upon reinvestment of dividends ........   2,261,031      43,954,437          847,940       15,220,497
Shares redeemed ..................................... (13,467,997)   (246,623,149)     (14,881,121)    (224,493,318)
                                                      -----------    ------------      -----------    -------------
    Net decrease ....................................  (5,176,601)   $(91,936,401)      (4,309,243)   $ (61,554,611)
                                                      ===========    ============      ===========    =============
                                                                CLASS B                           CLASS B
                                                      ---------------------------      ----------------------------
Shares sold .........................................     271,816    $  4,877,768          479,608    $   6,891,727
Shares issued upon reinvestment of dividends ........      35,424         663,482           11,799          205,899
Shares redeemed .....................................    (256,767)     (4,499,741)        (233,047)      (3,345,807)
                                                      -----------    ------------      -----------    -------------
    Net increase ....................................      50,473    $  1,041,509          258,360    $   3,751,819
                                                      ===========    ============      ===========    =============
                                                                CLASS C                           CLASS C
                                                      ---------------------------      ----------------------------
Shares sold .........................................     350,382    $  6,259,650          421,522    $   6,325,244
Shares issued upon reinvestment of dividends ........      25,225         472,969            8,867          154,902
Shares redeemed .....................................    (359,665)     (6,363,646)        (170,497)      (2,535,334)
                                                      -----------    ------------      -----------    -------------
    Net increase ....................................      15,942    $    368,973          259,892    $   3,944,812
                                                      ===========    ============      ===========    =============

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock outstanding throughout each period:

                                      INCOME
                           FROM INVESTMENT OPERATIONS                               DISTRIBUTIONS
              ------------------------------------------------------  ---------------------------------------
                                               Net
              Net Asset                    Realized and      Total                    Net
  Period        Value,         Net          Unrealized       from        Net       Realized
   Ended      Beginning     Investment    Gain/(Loss) on  Investment  Investment   Gain on         Total       Redemption
December 31   of Period  Income/(Loss)(a)   Investments   Operations    Income    Investments   Distributions    Fees(a)
-----------   ---------  ---------------  --------------  ----------  ----------  -----------   -------------  ----------
CLASS A
   2004        $17.97       $(0.02)          $ 2.31         $ 2.29        --        $(0.77)       $(0.77)       $0.00(f)
   2003         13.81        (0.05)            4.45           4.40        --         (0.24)        (0.24)          --
   2002         16.43        (0.04)           (2.58)         (2.62)       --            --            --           --
   2001         16.13        (0.05)            0.93           0.88        --         (0.58)        (0.58)          --
   2000         19.45        (0.03)           (1.54)         (1.57)       --         (1.75)        (1.75)          --
CLASS B
   2004        $17.47       $(0.15)          $ 2.24         $ 2.09        --        $(0.77)       $(0.77)       $0.00(f)
   2003         13.53        (0.17)            4.35           4.18        --         (0.24)        (0.24)          --
   2002         16.23        (0.14)           (2.56)         (2.70)       --            --            --           --
   2001         16.07        (0.18)            0.92           0.74        --         (0.58)        (0.58)          --
   2000(b)      18.20        (0.14)           (0.24)         (0.38)       --         (1.75)        (1.75)          --
CLASS C
   2004        $17.49       $(0.15)          $ 2.23         $ 2.08        --        $(0.77)       $(0.77)       $0.00(f)
   2003         13.54        (0.17)            4.36           4.19        --         (0.24)        (0.24)          --
   2002         16.24        (0.14)           (2.56)         (2.70)       --            --            --           --
   2001         16.07        (0.18)            0.93           0.75        --         (0.58)        (0.58)          --
   2000(b)      18.20        (0.14)           (0.24)         (0.38)       --         (1.75)        (1.75)          --


                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                         -----------------------------------------------------------------

               Net Asset              Net Assets       Net
  Period        Value,                  End of      Investment                   Portfolio
   Ended        End of     Total        Period       Income/       Operating      Turnover
December 31     Period    Return+      (in 000's)     (Loss)        Expenses (c)    Rate
-----------     -------   -------     -----------   ----------     -------------  ---------
CLASS A
   2004         $19.49     12.8%      $1,261,293      (0.11)%         1.39%          12%
   2003          17.97     31.9        1,255,668      (0.35)          1.44(d)         8
   2002          13.81    (16.0)       1,024,452      (0.28)          1.40           16
   2001          16.43      5.4        1,267,975      (0.30)          1.40           29
   2000          16.13     (7.9)       1,158,085      (0.14)          1.37           66
CLASS B
   2004         $18.79     12.0%      $   20,366      (0.86)%         2.14%          12%
   2003          17.47     30.9           18,059      (1.10)          2.19(d)         8
   2002          13.53    (16.6)          10,493      (1.01)          2.16           16
   2001          16.23      4.6            5,505      (1.10)          2.19           29
   2000(b)       16.07     (1.9)             681      (0.89)(e)       2.12(e)        66
CLASS C
   2004         $18.80     11.9%      $   16,400      (0.85)%         2.14%          12%
   2003          17.49     30.9           14,973      (1.10)          2.19(d)         8
   2002          13.54    (16.6)           8,078      (1.01)          2.16           16
   2001          16.24      4.6            4,170      (1.08)          2.19           29
   2000(b)       16.07     (1.9)             566      (0.89)(e)       2.12(e)        66

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) From the commencement of offering on March 1, 2000.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.36% (Class A), 2.11% (Class B), and 2.11% (Class C) for 2000 and 1.39% (Class A), 2.18% (Class B), and 2.18%
    (Class C) for 2001. For the fiscal years ended December 31, 2002 and 2003, the effect of the custodian fee credits were minimal. For the fiscal year ended December 31, 2004, there were no custodian fee credits.
(d) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.
(e) Annualized.
(f) Amount represents less than $0.005 per share.


                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of The Gabelli Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 28, 2005

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Value Fund Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF       NUMBER OF
NAME, POSITION(S)      OFFICE AND    FUNDS IN FUND
    ADDRESS 1            LENGTH OF  COMPLEX OVERSEEN      PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY DIRECTOR        DURING PAST FIVE YEARS                      HELD BY DIRECTOR 4
-----------------     -----------  ----------------      ----------------------                     -------------------
INTERESTED DIRECTORS 3:
---------------------
MARIO J. GABELLI       Since 1989        24       Chairman of the Board, Chief Executive           Director of Morgan Group
Director and                                      Officer of Gabelli Asset Management Inc. and     Holdings, Inc.
Chief Investment Officer                          Chief Investment Officer of Gabelli Funds, LLC   (holding  company)
Age: 62                                           and GAMCO Investors, Inc.; Vice Chairman
                                                  and Chief Executive Officer of Lynch Interactive
                                                  Corporation (multimedia and services)

KARL OTTO POHL         Since 1992        34       Member of the Shareholder Committee of Sal       Director of Gabelli Asset
Director                                          Oppenheim Jr. & Cie (private investment          Management Inc.
Age: 75                                           bank); Former President of the Deutsche          (investment management);
                                                  Bundesbank and Chairman of its Central           Chairman, Incentive
                                                  Bank Council (1980-1991)                         Capital and Incentive Asset
                                                                                                   Management (Zurich); Director
                                                                                                   at Sal Oppenheim Jr. &
                                                                                                   Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1989        36       President and Attorney at Law in the law firm                 --
Director                                          of Anthony J. Colavita, P.C.
Age: 69

ROBERT J. MORRISSEY    Since 1989        10       Partner in the law firm of Morrissey,                         --
Director                                          Hawkins & Lynch
Age: 65

ANTHONY R. PUSTORINO   Since 1989        17       Certified Public Accountant; Professor           Director of Lynch
Director                                          Emeritus, Pace University                        Corporation )
Age: 79                                                                                            (diversified manufacturing

WERNER J. ROEDER, MD   Since 2001        26       Medical Director of Lawrence Hospital and                     --
Director                                          practicing private physician
Age: 64

OFFICERS:

BRUCE N. ALPERT        Since 2003        --       Executive Vice President and Chief                            --
President and Treasurer                           Operating Officer of Gabelli Funds, LLC since
Age: 53                                           1988 and an officer of all mutual funds advised
                                                  by Gabelli Funds, LLC and its
                                                  affiliates. Director and President
                                                  of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995        --       Vice President, General Counsel and                           --
Secretary                                         Secretary of  Gabelli Asset Management Inc.
Age: 41                                           since 1999 and GAMCO Investors, Inc. since
                                                  1993; Secretary of all mutual funds
                                                  advised by Gabelli Advisers, Inc. and
                                                  Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004        --       Director of Regulatory Affairs at                             --
Chief Compliance                                  Gabelli Asset Management Inc. since
Officer                                           February 2004; Vice President of Goldman Sachs
Age: 51                                           Asset Management from November 2000 through January
                                                  2004; Deputy General Counsel at Gabelli Asset
                                                  Management Inc. from February 1998 through
                                                  November 2000

----------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.



--------------------------------------------------------------------------------
                      2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2004, the Fund paid to shareholders, on December 29, 2004, an ordinary income dividend (inclusive of short-term capital gains) totaling $0.0257 per share and long-term capital gains totaling $0.7482 per share for Class A, Class B and Class C. For the fiscal year ended December 31, 2004, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distributions was qualifying dividend income.
--------------------------------------------------------------------------------

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                              Karl Otto Pohl
CHAIRMAN AND CHIEF                                 FORMER PRESIDENT
INVESTMENT OFFICER                                 DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                                Anthony R. Pustorino
ATTORNEY-AT-LAW                                    CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                          PROFESSOR EMERITUS
                                                   PACE UNIVERSITY

Robert J. Morrissey                                Werner J. Roeder, MD
ATTORNEY-AT-LAW                                    MEDICAL DIRECTOR
MORRISSEY, HAWKINS & LYNCH                         LAWRENCE HOSPITAL


                                    OFFICERS

Bruce N. Alpert                                    James E. McKee
PRESIDENT AND TREASURER                            SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER


                                    CUSTODIAN
                        Mellon Trust of New England, N.A.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.



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This report is submitted for the general  information of the shareholders of The
Gabelli Value Fund Inc. It is not  authorized  for  distribution  to prospective
investors   unless   preceded  or  accompanied   by  an  effective   prospectus.
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GAB409Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $49,858 in 2004 and $40,682 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,550 in 2004 and $2,450 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2004 and $0 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000479).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           & Principal Financial Officer

Date     March 9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.